Summary of Significant Accounting Policies - Summary of contract liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Liability [Abstract]
Beginning balance	$ 35	$ 2,462	$ 0	$ 1,100	$ 1,100
Additions to deferred revenue	39	0	74	1,729
Deferred revenue recognized	(9)	(735)	(9)	(1,102)	(1,100)	$ (3,843)
Ending balance	$ 65	$ 1,727	$ 65	$ 1,727	$ 0	$ 1,100